Equity - Additional information (Details)		1 Months Ended									12 Months Ended
	Dec. 30, 2022	Oct. 31, 2024	Aug. 31, 2024 USD ($) shares	Apr. 30, 2024 USD ($) shares	Nov. 30, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Jan. 31, 2023 USD ($)	May 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ARS ($) shares	Dec. 31, 2021 USD ($) shares	Mar. 10, 2022 USD ($)	Mar. 10, 2022 ARS ($)
EQUITY
Share capital											$ 163,223,000	$ 163,223,000	$ 163,223,000
Number of shares forfeited | shares													12,500	12,500
Number of shares assigned to employees | shares											87,324	113,848	146,115	146,115
Number of shares delivered | shares											118,798	144,892	89,430	89,430
Percentage of ownership interest held by Inframerica	80.00%
Payment for acquisitions											$ 30,949,000
Pending of dividend payaments											$ 12,435,000
AA2000
EQUITY
Total redemption value																$ 155,200,000	$ 17,225,719,240
Total redemption value, after adjustment for inflation																$ 182,300,000	$ 32,302,581,376
Cash disbursements													$ 172,000,000	$ 30,476,665,719
Shares assigned in December 2021
EQUITY
Number of shares fully vested | shares												50,000	62,500	62,500	125,000
Value of shares fully vested												$ 288,000	$ 360,000		$ 720,000
Number of shares forfeited | shares													12,500	12,500
Value of shares assigned										$ 1,440,000
Number of shares assigned to employees | shares										250,000
Shares assigned in April 2022
EQUITY
Value of shares assigned									$ 500,000
Number of shares assigned to employees | shares									89,767
Number of shares delivered | shares						26,930		26,930
Value of shares delivered						$ 150,000		$ 150,000
Shares assigned in December 2022
EQUITY
Value of shares assigned													$ 314,000
Number of shares assigned to employees | shares													56,348	56,348
Number of shares delivered						16,904	16,904
Value of shares delivered						$ 94,000	$ 94,000
Shares assigned in April 2023
EQUITY
Value of shares assigned						$ 739,000
Number of shares assigned to employees | shares						77,938
Number of shares delivered | shares			23,381	23,381
Value of shares delivered			$ 221,700	$ 221,700
Shares assigned in November 2023
EQUITY
Value of shares assigned					$ 340,000
Number of shares assigned to employees | shares					35,910
Number of shares delivered | shares			10,773		10,773
Value of shares delivered			$ 102,100		$ 102,100
Shares assigned in August 2024
EQUITY
Value of shares assigned			$ 1,279,000
Number of shares assigned to employees | shares			87,324
Number of shares delivered | shares			26,197
Value of shares delivered			$ 383,800
Corporacion America S.A.
EQUITY
Percentage of ownership interest held by Inframerica											100.00%	97.22%	97.22%	97.22%
Corporacion America S.A. | Minimum
EQUITY
Percentage of ownership interest held by Inframerica													97.20%	97.20%
Corporacion America S.A. | Maximum
EQUITY
Percentage of ownership interest held by Inframerica													97.22%	97.22%
Cedicor S.A
EQUITY
Percentage of ownership interest held by Inframerica		100.00%									100.00%	100.00%	100.00%	100.00%
Payment for acquisitions												$ 30,949,000